Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2019
Lessor Disclosure [Abstract]
Leasing Revenue
Table 7.1: Leasing Revenue

(in millions)	Year ended December 31, 2019
Interest income on lease financing	$869
Other lease revenues:
Variable revenues on lease financing	96
Fixed revenues on operating leases	1,393
Variable revenues on operating leases	66
Other lease-related revenues (1)	57
Lease income	1,612
Total leasing revenue	$2,481
(1)
Predominantly includes net gains on disposition of assets leased under operating leases or lease financings.

Investment in Lease Financing	Table 7.2: Investment in Lease Financing

(in millions)	Dec 31, 2019
Lease receivables	$18,114
Residual asset values	4,208
Unearned income	(2,491)
Lease financing	$19,831

Maturities of Lease Receivables
Table 7.3 presents future lease payments owed by our lessees.

Table 7.3: Maturities of Lease Receivables

	December 31, 2019
(in millions)	Direct financing and sales- type leases	Operating leases
2020	$5,953	883
2021	4,997	614
2022	2,951	434
2023	1,634	298
2024	862	199
Thereafter	1,717	447
Total lease receivables	$18,114	2,875

Lessee Disclosure [Abstract]
Operating Lease Right of Use (ROU) Assets and Lease Liabilities	Table 7.4 presents balances for our operating leases. Table 7.4: Operating Lease Right of Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2019
ROU assets	$4,724
Lease liabilities	5,297

Lease Costs
Table 7.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.

Table 7.5: Lease Costs

(in millions)	Year ended December 31, 2019
Fixed lease expense - operating leases	$1,212
Variable lease expense	314
Other (1)	(68)
Total lease costs	$1,458
(1)
Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Lease Payments on Operating Leases Prior to Adoption of ASU 2016-02 - Leases	Table 7.6: Lease Payments on Operating Leases Prior to Adoption of ASU 2016-02 – Leases

(in millions)	December 31, 2018
2019	$1,174
2020	1,056
2021	880
2022	713
2023	577
Thereafter	1,654
Total lease payments	$6,054

Lease Payments on Operating Leases Subsequent to Adoption of ASU 2016-02 - Leases
Table 7.7: Lease Payments on Operating Leases Subsequent to Adoption of ASU 2016-02 – Leases

(in millions, except for weighted averages)	December 31, 2019
2020	$1,006
2021	1,045
2022	897
2023	750
2024	597
Thereafter	1,672
Total lease payments	5,967
Less: imputed interest	670
Total operating lease liabilities	$5,297
Weighted average remaining lease term (in years)	7.1
Weighted average discount rate	3.1%